CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Short Term Loans
	US dollars
	December 31,
(in thousands)	2024	2023

Short-term loans - linked to the Mexican Pezo	114	138
Credit line utilized	-	217
	114	355